OTHER EQUITY AND RESERVES	12 Months Ended
Dec. 31, 2023
Other Equity And Reserves [Abstract]
OTHER EQUITY AND RESERVES
28

OTHER EQUITY AND RESERVES

	2023	2022
	US$’000	US$’000

Hedging reserve	(554)	(1,337)
Translation reserve	(11,305)	(10,700)
Merger reserve	(12,649)	(12,649)
At 31 December 2023	(24,508)	(24,686)

Treasury shares

	Number of shares	Share capital
		US$’000

Balance at 1 January 2022	825,163	11,870
Reissued to Offeror under the TMI Offer	(825,163)	(11,870)
Balance at 31 December 2022	-	-

On 29 May 2020 and 27 May 2021, shareholders granted the board of directors with the authority to repurchase shares of the company. The repurchase authority expires at the next Annual General Meeting, unless renewed, and may be suspended or terminated by the company at any time without prior notice. The authority allows the company to acquire ordinary shares in the open market on NASDAQ and the JSE. On 1 December 2022, the minimum conditions of the TMI Offer were met and all awards vested. All employees agreed to transfer their shares and all treasury shares were reissued to Good Falkirk (MI). See share compensation reserve below for further information. Shares issued out of treasury shares are accounted for on a first-in first-out basis.

Share compensation reserve

	2023	2022
	US$’000	US$’000

Balance at 1 January	-	4,777
Share-based payments expenses	-	8,134
Treasury shares issued to employees under the Forfeitable Share Plan	-	(12,911)
Balance at 31 December	-	-

The Group operates the 2018 FSP, in which certain employees of the company and its subsidiaries participate. 2018 FSP is an equity settled share based payment which is measured at the fair value of the equity instruments at the grant date and is expensed on a straight-line basis over the vesting period, based on the Group’s estimate of the number of equity instruments that will eventually vest. At each reporting date, the Group revises its estimate of the number of equity instruments expected to vest as a result of the effect of non-market-based vesting conditions. The impact of the revision of the original estimates, if any, is recognised in profit or loss such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to reserves.

On 31 July 2018, the Group granted the participating employee’s entitlements to be settled with a specified number of ordinary shares in the company (‘Awards”) which shares will be allotted and issued in 3 equal tranches over a period of 3 years commencing on 1 March 2020. On 9 June 2020, 2 July 2021, 23 August 2021 and 29 April 2022, the Group granted additional Awards which shares will be allotted and issued in 3 equal tranches over a period of 3 years commencing on 1 March 2021 for the awards granted in 2020, 1 March 2022 for the Awards granted in 2021 and 1 March 2023 for the Awards granted in 2022.
This is subject to the condition that the participating employee remains employed during the vesting period relevant to each tranche.

A participant has no ownership rights (such as rights to dividends and voting) in the ordinary shares subject to the Award until such right has vested and the ordinary shares have been registered in the participant’s name. The Award is subject to the risk of forfeiture until the vesting date should the participating employee no longer be employed for the period ending on the vesting date. However, the participating employee may be settled with all or a portion of the Award as determined by the rules of the 2018 FSP depending on the reasons for termination of his employment prior to the vesting date, and, in the case of retirement or termination for a reason not specifically set out in the 2018 FSP prior to the vesting date, subject to the discretion of the Compensation and Nomination Committee. The vesting of the ordinary shares is not subject to any performance-related conditions. The Group may utilise treasury shares or issue new ordinary shares when settling shares upon a participating employee. The employee is not required to make any payment for the ordinary shares settled upon him or her but is liable for taxation thereon.

At any time, the aggregate number of ordinary shares of the company may be granted under Awards that have not vested shall not exceed 5% of the ordinary shares in issue (excluding treasury shares) on the day preceding the Award. The 2018 FSP was adopted on 4 May 2018. As at 31 December 2022, 862,502 ordinary shares were subject to Awards that had not been forfeited or vested and the maximum number of ordinary shares in respect of which further Awards could have been granted under the 2018 FSP in 2022 was 102,999.

On 1 December 2022, the minimum conditions of the TMI Offer were met and all outstanding awards vested and were settled during the year.

Details of the share awards outstanding during the year are as follows:

Number of share awards:	2018	2020	2021	2022	Total
Outstanding at 1 January 2022	220,668	124,500	516,000	-	861,168
Issued during the year	-	-	-	232,646	232,646
Forfeited during the year	-	-	(106,667)	-	(106,667)
Awards vested to employees under the Forfeitable Share Plan	(220,668)	(80,500)	(171,996)	(38,468)	(511,632)
Awards vested to employees under TMI Offer	-	(44,000)	(237,337)	(194,178)	(475,515)
Outstanding at 31 December 2022	-	-	-	-	-

	US$	US$	US$	US$
Fair value at grant date	10.18	2.90	11.85	25.58

The fair value at grant date is determined based on the share price on the date of the grant. The Group recognised total expenses of US$8,134,000 relating to the 2018 FSP during 2022. Following the TMI Offer and settlement of the shared based payments scheme in 2022, there are no share awards outstanding as of December 31, 2022 and 2023. Accordingly, no share based payments expense was recognised in 2023.

Hedging reserve

The hedging reserve represents hedging gains and losses recognised on the effective portion of cash flow hedges. The cumulative deferred gain or loss on the hedge recognised in OCI and accumulated in hedging reserve is reclassified to profit or loss when the hedged transaction impacts the profit or loss, or is included as a basis adjustment to the non-financial hedged item, consistent with the applicable accounting policy.

Translation reserve

Exchange differences relating to the translation from the functional currencies of the Group’s foreign subsidiaries into United States dollars are brought to account by recognising those exchange differences in OCI and accumulating them in a separate component of equity under the header of translation reserve. Gains and losses on hedging instruments that are designated as hedges of net investments in foreign operations are also recognised in OCI and accumulated in a separate component of equity under the header of translation reserve.

Merger reserve

This represents the residual differences between the ‘Parent invested capital’ and the Company’s ‘share capital’ as a result of the Spin-off of GSPL and GSSA from Grindrod Limited and the residual difference between the non-controlling interest and the purchase consideration for the remaining equity interest in IVS Bulk.